Fair Value - Summary Of Assets And Liabilities Measured At Fair Value On A Recurring Basis (Details) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Liabilities [Abstract]
Share-Based Awards, Settled In Cash, Fair Value	$ 1,268	$ 1,618
Liabilities, net	13,587	10,006
Public Warrant [Member]
Liabilities [Abstract]
Warrants	8,059	5,500
Private Placement Warrants [Member]
Liabilities [Abstract]
Warrants	4,260	2,888
Money Market Funds [Member]
Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	161,000	257,000
Fair Value, Inputs, Level 1 [Member]
Liabilities [Abstract]
Share-Based Awards, Settled In Cash, Fair Value	1,268	1,618
Liabilities, net	9,327	7,118
Fair Value, Inputs, Level 1 [Member] | Public Warrant [Member]
Liabilities [Abstract]
Warrants	8,059	5,500
Fair Value, Inputs, Level 1 [Member] | Private Placement Warrants [Member]
Liabilities [Abstract]
Warrants	0	0
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	161,000	257,000
Fair Value, Inputs, Level 2 [Member]
Liabilities [Abstract]
Share-Based Awards, Settled In Cash, Fair Value	0	0
Liabilities, net	4,260	2,888
Fair Value, Inputs, Level 2 [Member] | Public Warrant [Member]
Liabilities [Abstract]
Warrants	0	0
Fair Value, Inputs, Level 2 [Member] | Private Placement Warrants [Member]
Liabilities [Abstract]
Warrants	4,260	2,888
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3 [Member]
Liabilities [Abstract]
Share-Based Awards, Settled In Cash, Fair Value	0	0
Liabilities, net	0	0
Fair Value, Inputs, Level 3 [Member] | Public Warrant [Member]
Liabilities [Abstract]
Warrants	0	0
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants [Member]
Liabilities [Abstract]
Warrants	0	0
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	$ 0	$ 0